INTANGIBLE ASSETS AND INTELLECTUAL PROPERTY	12 Months Ended
Nov. 30, 2012
Notes to Financial Statements
INTANGIBLE ASSETS AND INTELLECTUAL PROPERTY

7.       INTANGIBLE ASSETS AND INTELLECTUAL PROPERTY

On August 23, 2011, the Company entered into an agreement (the “Asset Purchase Agreement”) with unrelated parties that subsequently became directors of the Company to acquire intangible assets and intellectual property known as the Peptide Technology Platforms (the “Platforms”) in exchange for 75,000,000 common shares of the Company (issued on August 23, 2011) (Notes 8 and 11).

On December 14, 2011 the Company entered into an amended agreement amending the Asset Purchase Agreement dated August 23, 2011 (the “Amended Asset Purchase Agreement”) and, as a result, a total of 30,000,000 common shares were returned to treasury and cancelled (Notes 8 and 11) in exchange for payment of half of one percent of all gross monies received by the Company from revenue produced from products derived from the use of all the formulae listed in the Assets Purchase Agreement. In addition, a monthly stipend of CAD $15,000 per month is to be paid commencing from receipt of monies from the first contract signed to purchase products derived from the use of the formulae for a period of five years from the date of the Amended Asset Purchase Agreement (Note 10). This transaction has been recorded as a reduction of intangible assets and intellectual property and a reduction in share capital equal to $30,000.

The Platforms includes but are not limited to the following:

                                 i.            Proteomic research platforms which include proprietary solid phase media side-chain protected peptide array synthesis;

                                ii.            Peptide libraries;

                              iii.            Combination design techniques;

                              iv.            Peptide molecule modifications;

                               v.            A proprietary genetic algorithm that designs peptides for goodness to fit to a target; and

                              vi.            Proprietary and patented application platforms, including a viral vector gene therapy and epitode-mapping based vaccine development.